The fair value of the acquired assets and assumed liabilities in the business combination is presented below: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Cash and cash equivalents	R$ 7,528,820	R$ 7,576,625
Inventories	9,654,870	6,802,759
Property, plant and equipment	13,040,862	12,215,580	R$ 12,276,889
Total	55,903,387	49,664,906
Trade accounts payable	11,701,996	8,996,206
Taxes payable	454,038	395,630
Employee benefits	54,354	125,230
Other current and non-current liabilities	914,933	814,638
Total	25,852,475	25,411,044
Goodwill	3,425,183	R$ 2,935,577
Foody A 1 Shakrqiya Food Production Factory [Member]
Reserve Quantities [Line Items]
Cash and cash equivalents	408
Inventories	832
Property, plant and equipment	30,128
Other current and non-current assets	232
Total	31,600
Trade accounts payable	1,420
Taxes payable	550
Employee benefits	286
Other current and non-current liabilities	100
Total	2,356
Net assets acquired	29,244
Fair value of consideration transferred	40,720
Goodwill	R$ 11,476